Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary Company's Liabilities that are Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at September 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	September 30, 2023		December 31, 2022
	Level	Amount	Level	Amount
Assets:
Cash and investments held in Trust Account	1	$49,179,344	1	$313,913,217
Liabilities:
Warrant Liabilities – Public Warrants	2	$825,202	2	$103,150
Warrant Liabilities – Private Placement Warrants	2	$490,081	2	$61,260

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2022		December 31, 2021
	Level	Amount	Level	Amount
Assets:
Cash and investment held in Trust Account	1	$313,913,217	1	$309,450,720
Liabilities:
Warrant Liabilities – Public Warrants	2	$103,150	1	$5,207,024
Warrant Liabilities – Private Placement Warrants	2	$61,260	2	$3,092,410

Summary of Change in the Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 4, 2021 (IPO)	5,940,000	9,900,000	15,840,000
Initial measurement on March 5, 2021 (Over allotment)	124,750	311,874	436,624
Change in fair value	(1,776,543)	309,450	(1,467,093)
Transfer to Level 1	—	(10,521,324)	(10,521,324)
Transfer to Level 2	(4,288,207)	—	(4,288,207)

Fair value as of December 31, 2021	$—	$—	$—